COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.25

Data Compare
Run Date - 03/26/2026 2:39:46 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	XXXX	4350119630	Doc Type	FullDocumentation	Bank Statement	Verified with Approval
XXXX	XXXX	XXXX	4350119632	Doc Type	Alternative	Debt Service Coverage	Verified by loan approval as dscr
XXXX	XXXX	XXXX	4350119631	Doc Type	FullDocumentation	Bank Statement	Verified with approval
XXXX	XXXX	XXXX	4350119631	DSCR	1.118		NA not DSCR
XXXX	XXXX	XXXX	4350119630	First Payment Date	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350119630	Maturity Date	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350119630	Property Zip	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350119632	Property Zip	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350119632	Self-Employment Flag		N	DSCR - na